Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 15, 2017	Jan. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Dividend declared aggregate amount			$ 7,312		$ 7,274	$ 7,183
Options granted			116,455	[1]	89,907
Restricted Share Units [Member]
Subsequent Event [Line Items]
Restricted Share Units, granted					8,000	74,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declaration date	Mar. 15, 2017
Dividend declared aggregate amount	$ 7,400
Dividend declared per share	$ 1.00
Dividend, date payable	Apr. 05, 2017
Dividend payable, date of record	Mar. 27, 2017
Subsequent Event [Member] | Global Share Incentive Plan (2013) [Member]
Subsequent Event [Line Items]
Options granted		119,925
Subsequent Event [Member] | Global Share Incentive Plan (2013) [Member] | Restricted Share Units [Member]
Subsequent Event [Line Items]
Restricted Share Units, granted		78,000

[1]	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 11E. Regarding the grant of 22,795 options, see Note 3B.